American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
May 31, 2024

Avantis Emerging Markets Value ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.3%
Brazil — 5.0%
3R Petroleum Oleo E Gas SA	151,100	802,563
Allos SA	62,257	249,104
Auren Energia SA	39,100	89,058
Banco Bradesco SA	187,300	409,493
Banco Bradesco SA, ADR	594,627	1,462,783
Banco do Brasil SA	279,600	1,450,476
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	64,400	135,401
BrasilAgro - Co. Brasileira de Propriedades Agricolas	15,300	73,690
Braskem SA, Class A, ADR(1)(2)	18,675	134,273
C&A Modas SA(1)	31,400	57,108
CCR SA	137,500	315,541
Cia Brasileira de Distribuicao, ADR(1)	35,122	17,561
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	38,000	57,895
Cia Siderurgica Nacional SA, ADR	325,819	811,289
Cielo SA	174,200	186,445
Dexco SA	33,000	44,935
EcoRodovias Infraestrutura e Logistica SA	154,900	204,138
Embraer SA, ADR(1)	83,091	2,309,099
Empreendimentos Pague Menos SA	56,500	24,856
Enauta Participacoes SA(1)	16,000	67,097
Engie Brasil Energia SA	28,800	239,027
Even Construtora e Incorporadora SA	18,300	22,897
Ez Tec Empreendimentos e Participacoes SA	32,500	79,905
Gafisa SA(1)	4,256	3,356
Gerdau SA, ADR	280,555	970,720
Grupo Casas Bahia SA(1)	14,788	19,573
Guararapes Confeccoes SA	31,731	45,443
Hidrovias do Brasil SA(1)	167,900	129,820
Iguatemi SA	4	2
Iochpe Maxion SA	85,200	175,725
IRB-Brasil Resseguros SA(1)	25,816	155,361
Itau Unibanco Holding SA, ADR	210,762	1,262,464
Jalles Machado SA	21,700	28,226
JHSF Participacoes SA	76,100	58,261
Kepler Weber SA	40,600	76,160
Klabin SA	83,160	322,922
Localiza Rent a Car SA	105	849
LOG Commercial Properties e Participacoes SA	7,600	31,249
Mahle Metal Leve SA	4,500	27,218
Marfrig Global Foods SA(1)	134,500	289,190
Marisa Lojas SA(1)	5,380	1,824
Metalurgica Gerdau SA, Preference Shares	133,000	271,020
Minerva SA	51,900	61,676
Moura Dubeux Engenharia SA(1)	17,300	36,274
Movida Participacoes SA(1)	33,100	41,163
Multilaser Industrial SA(1)	50,300	20,500
Oceanpact Servicos Maritimos SA(1)	49,000	57,670
Pet Center Comercio e Participacoes SA	165,700	120,230
Petroleo Brasileiro SA, ADR	46,995	730,772
Petroleo Brasileiro SA, ADR, Preference Shares	60,488	895,827
Petroreconcavo SA	45,400	180,704
Portobello SA(1)	10,300	8,180

PRIO SA	141,600	1,120,201
Raizen SA, Preference Shares	229,800	123,852
Randon SA Implementos e Participacoes, Preference Shares	39,400	71,658
Romi SA	12,012	23,677
Sao Martinho SA	32,700	168,018
Sendas Distribuidora SA, ADR(1)	26,866	313,258
Ser Educacional SA(1)	4,300	3,996
Suzano SA, ADR	122,527	1,145,628
SYN prop e tech SA(1)	11,300	19,325
Taurus Armas SA, Preference Shares	24,000	50,094
TIM SA, ADR	36,146	550,504
Trisul SA	16,100	14,288
Tupy SA	27,900	122,261
Ultrapar Participacoes SA, ADR	209,328	927,323
Unipar Carbocloro SA, Class B Preference Shares	10,560	100,454
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	117,100	168,595
Vale SA, ADR	154,160	1,857,628
Vibra Energia SA	352,200	1,441,425
Wilson Sons SA	30,300	88,692
		23,577,890
Chile — 0.6%
Banco de Chile	6,282,017	745,896
Banco de Credito e Inversiones SA	10,794	306,297
Banco Itau Chile SA	7,822	88,529
Cencosud Shopping SA	2,217	3,586
Cia Cervecerias Unidas SA, ADR	9,713	121,510
Colbun SA	2,621,447	337,558
Embotelladora Andina SA, Class B Preference Shares	95,655	298,017
Empresa Nacional de Telecomunicaciones SA	28,708	91,815
Empresas CMPC SA	243,329	509,209
Falabella SA(1)	68,291	206,879
Parque Arauco SA	55,119	89,666
Ripley Corp. SA(1)	140,653	37,385
Salfacorp SA	21,953	13,057
Sociedad Quimica y Minera de Chile SA, ADR	12	560
		2,849,964
China — 23.9%
361 Degrees International Ltd.	266,000	152,231
AAC Technologies Holdings, Inc.	207,000	639,285
Agile Group Holdings Ltd.(1)(2)	370,000	28,086
Akeso, Inc.(1)(2)	141,000	796,134
A-Living Smart City Services Co. Ltd.	54,250	21,678
Alliance International Education Leasing Holdings Ltd.(1)	531,000	35,977
Anhui Conch Cement Co. Ltd., H Shares	167,500	414,669
Anhui Expressway Co. Ltd., H Shares	152,000	191,721
ANTA Sports Products Ltd.	347,600	3,723,733
Anton Oilfield Services Group	34,000	1,931
Asia Cement China Holdings Corp.	21,500	9,127
Autohome, Inc., ADR	9	256
Bank of Chongqing Co. Ltd., H Shares	197,000	132,160
Bank of Communications Co. Ltd., H Shares	1,907,000	1,439,329
Beijing Jingneng Clean Energy Co. Ltd., H Shares	980,000	261,190
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)(2)	66,000	80,902
Binjiang Service Group Co. Ltd.	26,500	61,912
BOC Aviation Ltd.	46,800	347,651
BOE Varitronix Ltd.(2)	39,000	26,676
Bosideng International Holdings Ltd.	1,522,000	880,661
Brilliance China Automotive Holdings Ltd.	408,000	322,028

C&D International Investment Group Ltd.(2)	208,000	420,699
C&D Property Management Group Co. Ltd.	32,919	13,478
Canaan, Inc., ADR(1)(2)	78,969	79,759
Canadian Solar, Inc.(1)(2)	16,094	316,086
Canvest Environmental Protection Group Co. Ltd.(2)	176,000	88,287
CARsgen Therapeutics Holdings Ltd.(1)	120,500	105,798
Central China New Life Ltd.	132,000	19,785
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	3,300	886
China Automotive Systems, Inc.(1)	4,016	15,180
China BlueChemical Ltd., H Shares(1)	592,000	188,716
China Bohai Bank Co. Ltd., H Shares(1)	193,500	24,769
China Chunlai Education Group Co. Ltd.(2)	97,000	59,516
China Cinda Asset Management Co. Ltd., H Shares	3,848,000	370,288
China CITIC Bank Corp. Ltd., H Shares	2,539,000	1,552,881
China Coal Energy Co. Ltd., H Shares	737,000	929,628
China Communications Services Corp. Ltd., H Shares	1,190,000	572,444
China Conch Venture Holdings Ltd.	448,500	349,626
China Datang Corp. Renewable Power Co. Ltd., H Shares	1,225,000	296,389
China East Education Holdings Ltd.(1)	280,000	82,609
China Education Group Holdings Ltd.	520,097	338,518
China Everbright Bank Co. Ltd., H Shares	855,000	274,969
China Everbright Environment Group Ltd.(2)	1,331,000	621,397
China Everbright Greentech Ltd.	40,000	3,489
China Everbright Ltd.	194,000	106,878
China Feihe Ltd.	1,403,000	696,305
China Foods Ltd.	70,000	26,444
China Glass Holdings Ltd.	88,000	7,880
China Hanking Holdings Ltd.	11,000	1,491
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	9,354
China Hongqiao Group Ltd.(2)	29,500	48,841
China Kepei Education Group Ltd.	104,000	20,484
China Lesso Group Holdings Ltd.(1)	301,000	138,740
China Longyuan Power Group Corp. Ltd., H Shares	315,000	287,828
China Medical System Holdings Ltd.	710,000	601,150
China Merchants Port Holdings Co. Ltd.	433,285	617,128
China Minsheng Banking Corp. Ltd., H Shares	2,413,500	914,251
China National Building Material Co. Ltd., H Shares	1,374,000	551,702
China New Higher Education Group Ltd.	453,000	132,618
China Nonferrous Mining Corp. Ltd.	834,000	801,312
China Nuclear Energy Technology Corp. Ltd.(1)	34,000	1,395
China Oriental Group Co. Ltd.	142,000	19,864
China Petroleum & Chemical Corp., Class H	264,000	168,181
China Power International Development Ltd.(2)	2,000,000	941,515
China Railway Group Ltd., H Shares	1,189,000	640,657
China Resources Building Materials Technology Holdings Ltd.	938,000	168,484
China Resources Land Ltd.	751,500	2,742,417
China Resources Medical Holdings Co. Ltd.	501,500	245,611
China Resources Power Holdings Co. Ltd.	1,000,000	2,835,069
China Risun Group Ltd.(2)	802,000	307,012
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	3,316
China Shenhua Energy Co. Ltd., H Shares	375,500	1,824,278
China Shineway Pharmaceutical Group Ltd.	78,000	83,455
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	47,779
China Taiping Insurance Holdings Co. Ltd.	586,800	636,527
China Tower Corp. Ltd., H Shares	19,430,000	2,294,320

China XLX Fertiliser Ltd.	281,000	143,604
China Yongda Automobiles Services Holdings Ltd.	570,500	142,074
China Youran Dairy Group Ltd.(1)(2)	214,000	32,376
China ZhengTong Auto Services Holdings Ltd.(1)	5,000	161
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	44,742
Chow Tai Fook Jewellery Group Ltd.	599,800	772,788
CIMC Enric Holdings Ltd.	262,000	265,016
CITIC Ltd.	1,431,000	1,451,236
CITIC Resources Holdings Ltd.	450,000	29,423
CITIC Securities Co. Ltd., H Shares	44,600	69,455
COFCO Joycome Foods Ltd.(1)(2)	1,073,000	262,630
Concord New Energy Group Ltd.	4,250,000	348,632
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	174,000	245,863
COSCO SHIPPING Holdings Co. Ltd., Class H	853,000	1,428,391
COSCO SHIPPING Ports Ltd.(2)	540,140	374,453
Country Garden Holdings Co. Ltd.(1)(2)	2,289,000	335,137
CPMC Holdings Ltd.	33,000	28,764
CSPC Pharmaceutical Group Ltd.	3,330,000	2,831,066
CSSC Hong Kong Shipping Co. Ltd.	254,000	50,127
Daqo New Energy Corp., ADR(1)	27,992	630,380
Digital China Holdings Ltd.	151,000	67,122
Dongfeng Motor Group Co. Ltd., Class H	932,000	302,324
Dongyue Group Ltd.(2)	847,000	1,011,417
Ebang International Holdings, Inc., Class A(1)	153	1,293
Edvantage Group Holdings Ltd.	18,652	5,619
EVA Precision Industrial Holdings Ltd.	54,000	4,986
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	19,262
Fanhua, Inc., ADR(1)	258	826
FIH Mobile Ltd.(1)(2)	492,000	47,369
FinVolution Group, ADR	77,249	369,250
First Tractor Co. Ltd., H Shares	156,000	171,869
Fosun International Ltd.	711,500	399,680
Fu Shou Yuan International Group Ltd.	633,000	416,471
Fufeng Group Ltd.(2)	920,000	719,943
Fuyao Glass Industry Group Co. Ltd., H Shares	85,600	484,411
GCL Technology Holdings Ltd.	7,383,000	1,384,949
GDS Holdings Ltd., Class A(1)(2)	1,400	1,393
Geely Automobile Holdings Ltd.	2,608,000	3,174,513
Gemdale Properties & Investment Corp. Ltd.(2)	490,000	18,232
Genertec Universal Medical Group Co. Ltd.	327,000	185,970
GF Securities Co. Ltd., H Shares	327,800	297,393
Grand Pharmaceutical Group Ltd.	444,000	280,711
Great Wall Motor Co. Ltd., H Shares	597,500	1,034,341
Greentown China Holdings Ltd.	149,500	146,492
Greentown Management Holdings Co. Ltd.	180,000	158,734
Guangzhou Automobile Group Co. Ltd., H Shares	580,000	241,630
Guangzhou R&F Properties Co. Ltd., H Shares(1)	507,200	61,859
Haidilao International Holding Ltd.	92,000	205,308
Haier Smart Home Co. Ltd., H Shares	659,200	2,394,868
Haitian International Holdings Ltd.	68,000	208,568
Haitong Securities Co. Ltd., H Shares	406,800	200,406
Hansoh Pharmaceutical Group Co. Ltd.	158,000	324,956
Harbin Electric Co. Ltd., H Shares	16,000	5,621
Hello Group, Inc., ADR	99,518	561,282
Henan Jinma Energy Co. Ltd., H Shares	4,000	440

Hengan International Group Co. Ltd.	313,000	1,092,628
Hisense Home Appliances Group Co. Ltd., H Shares	173,000	788,041
Hollysys Automation Technologies Ltd.(1)(2)	21,340	451,768
Hua Hong Semiconductor Ltd.(1)	2,000	4,971
Huaneng Power International, Inc., H Shares(1)	738,000	489,499
Huatai Securities Co. Ltd., H Shares	382,800	436,818
Ingdan, Inc.	21,000	3,147
Inkeverse Group Ltd.(1)	455,000	51,964
iQIYI, Inc., ADR(1)	101,429	469,616
JD Logistics, Inc.(1)	358,300	391,828
Jiangxi Copper Co. Ltd., H Shares	361,000	780,941
Jinchuan Group International Resources Co. Ltd.(2)	1,535,000	171,026
Jinxin Fertility Group Ltd.(1)(2)	401,000	161,574
JNBY Design Ltd.	137,000	257,108
Kangji Medical Holdings Ltd.	112,000	86,525
KE Holdings, Inc., ADR	129,209	2,192,677
Kingboard Holdings Ltd.	260,000	632,542
Kingboard Laminates Holdings Ltd.(2)	341,500	369,602
Lee & Man Paper Manufacturing Ltd.	556,000	171,433
LexinFintech Holdings Ltd., ADR	57,805	106,361
Li Auto, Inc., ADR(1)(2)	98,794	2,000,579
Lifetech Scientific Corp.(1)(2)	412,000	89,165
Lingbao Gold Group Co. Ltd., Class H	178,000	70,193
Linklogis, Inc., Class B(2)	37,500	9,926
Longfor Group Holdings Ltd.	257,663	408,830
Lonking Holdings Ltd.	389,000	72,099
Lufax Holding Ltd., ADR	14,474	64,844
Luye Pharma Group Ltd.(1)(2)	1,114,000	382,595
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	142,000	14,183
Maoyan Entertainment(1)	162,200	185,237
Midea Real Estate Holding Ltd.(1)	109,600	61,424
MINISO Group Holding Ltd., ADR(2)	30,619	688,621
Minth Group Ltd.	306,000	608,759
MMG Ltd.(1)(2)	1,384,000	677,356
NetDragon Websoft Holdings Ltd.	103,000	154,767
NetEase, Inc., ADR	30,435	2,709,628
New China Life Insurance Co. Ltd., H Shares	1,600	3,285
Nexteer Automotive Group Ltd.	479,000	247,914
Nine Dragons Paper Holdings Ltd.(1)(2)	773,000	404,562
Noah Holdings Ltd., ADR	8,335	86,017
Orient Overseas International Ltd.	69,000	1,171,927
People's Insurance Co. Group of China Ltd., H Shares	666,000	232,113
Perennial Energy Holdings Ltd.	130,000	20,345
PICC Property & Casualty Co. Ltd., H Shares	2,016,000	2,627,189
Poly Property Group Co. Ltd.(2)	263,000	49,995
Poly Property Services Co. Ltd., Class H	1,400	5,856
Pop Mart International Group Ltd.	159,800	762,494
Postal Savings Bank of China Co. Ltd., H Shares	78,000	44,151
Powerlong Commercial Management Holdings Ltd.	20,500	8,233
Q Technology Group Co. Ltd.(1)(2)	180,000	80,008
Qifu Technology, Inc., ADR	61,309	1,184,490
Qudian, Inc., ADR(1)	47,296	80,876
Radiance Holdings Group Co. Ltd.(1)(2)	230,000	82,900
Sany Heavy Equipment International Holdings Co. Ltd.	100,000	76,407
Scholar Education Group(1)	94,000	58,978

SciClone Pharmaceuticals Holdings Ltd.(2)	200,500	475,262
Seazen Group Ltd.(1)(2)	798,000	147,389
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	250,400	146,555
Shanghai Conant Optical Co. Ltd., Class H	29,000	41,147
Shanghai Industrial Holdings Ltd.	181,000	259,911
Shanghai Industrial Urban Development Group Ltd.	240,000	14,149
Shenzhen Expressway Corp. Ltd., H Shares(1)	166,000	163,186
Shenzhen International Holdings Ltd.	444,000	369,631
Shimao Services Holdings Ltd.(1)	2,000	252
Shougang Fushan Resources Group Ltd.	1,290,000	589,336
Shui On Land Ltd.	1,013,500	98,446
Simcere Pharmaceutical Group Ltd.(2)	405,000	304,301
Sino Biopharmaceutical Ltd.	3,392,000	1,237,777
Sino-Ocean Group Holding Ltd.(1)(2)	3,000	160
Sinopec Engineering Group Co. Ltd., H Shares	615,500	414,142
Sinopec Kantons Holdings Ltd.	118,000	59,691
Sinotruk Hong Kong Ltd.	22,500	52,329
Skyworth Group Ltd.	581,457	207,932
SOHO China Ltd.(1)	537,000	52,346
SSY Group Ltd.	674,000	406,652
TAL Education Group, ADR(1)	144,455	1,641,009
TCL Electronics Holdings Ltd.(1)	336,000	244,134
Tianli International Holdings Ltd.	464,000	305,360
Tianneng Power International Ltd.(2)	372,000	281,292
Times China Holdings Ltd.(1)	320,000	12,385
Times Neighborhood Holdings Ltd.	112,000	8,480
Tingyi Cayman Islands Holding Corp.	512,000	625,466
Tong Ren Tang Technologies Co. Ltd., H Shares	130,000	88,940
Tongcheng Travel Holdings Ltd.(1)	109,600	250,937
Tongda Group Holdings Ltd.(1)	190,000	1,948
Topsports International Holdings Ltd.	715,000	466,689
Tsaker New Energy Tech Co. Ltd.	56,500	7,214
Tsingtao Brewery Co. Ltd., H Shares	130,000	922,223
Uni-President China Holdings Ltd.	149,000	130,986
Vipshop Holdings Ltd., ADR	158,722	2,550,663
Viva Biotech Holdings(1)(2)	315,000	25,058
Vnet Group, Inc., ADR(1)(2)	41,264	80,052
Want Want China Holdings Ltd.	1,835,000	1,107,801
Wasion Holdings Ltd.	272,000	255,610
Weibo Corp., ADR	39,981	353,832
Weichai Power Co. Ltd., H Shares	445,000	799,366
West China Cement Ltd.	1,504,000	204,190
Xiabuxiabu Catering Management China Holdings Co. Ltd.	240,000	55,498
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	95,000	114,286
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	7,416
Xinte Energy Co. Ltd., H Shares(1)(2)	160,000	193,189
Xinyi Energy Holdings Ltd.(2)	457,800	65,135
Xinyi Solar Holdings Ltd.	1,412,000	934,370
XJ International Holdings Co. Ltd.(1)(2)	1,180,000	34,775
Xtep International Holdings Ltd.(2)	592,500	412,464
Yadea Group Holdings Ltd.	114,000	182,397
Yankuang Energy Group Co. Ltd., H Shares	980,000	2,449,415
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	180,800	229,226
Yihai International Holding Ltd.(2)	218,000	405,461
Yiren Digital Ltd., ADR(1)(2)	3,941	19,074

Yuexiu Services Group Ltd.(2)	154,500	69,912
Yuexiu Transport Infrastructure Ltd.	460,000	238,598
Yum China Holdings, Inc.	47,129	1,685,333
Zengame Technology Holding Ltd.	246,000	110,036
Zhejiang Expressway Co. Ltd., H Shares	566,760	370,084
Zhongsheng Group Holdings Ltd.	10,500	19,052
Zijin Mining Group Co. Ltd., H Shares	1,052,000	2,234,358
Zonqing Environmental Ltd.(1)(2)	18,000	64,895
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	122,400	87,778
ZTO Express Cayman, Inc., ADR	132,281	3,014,684
		111,548,326
Greece — 0.6%
Aegean Airlines SA	9,756	125,463
Eurobank Ergasias Services & Holdings SA, Class A(1)	196,277	429,079
Hellenic Telecommunications Organization SA	3,023	44,175
HELLENiQ ENERGY Holdings SA	19,029	173,069
LAMDA Development SA(1)	12,980	94,092
Motor Oil Hellas Corinth Refineries SA	14,051	397,321
National Bank of Greece SA(1)	79,279	688,858
Piraeus Financial Holdings SA(1)	166,423	653,800
Sunrisemezz PLC	1,432	542
Titan Cement International SA	5,342	175,796
		2,782,195
Hong Kong — 0.1%
China Shuifa Singyes Energy Holdings Ltd.(1)(2)	74,000	3,219
China Yuhua Education Corp. Ltd.(1)	204,000	12,602
E-House China Enterprise Holdings Ltd.(1)	13,800	258
Fullshare Holdings Ltd.(1)	46,100	2,731
Hilong Holding Ltd.(1)	205,000	2,962
Honliv Healthcare Management Group Co. Ltd.(1)	44,000	14,167
Shinsun Holdings Group Co. Ltd.(1)	137,000	175
South Manganese Investment Ltd.(1)	252,000	14,505
Truly International Holdings Ltd.	480,000	53,824
Wharf Holdings Ltd.	92,000	274,051
		378,494
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	48,755	379,240
OTP Bank Nyrt	20,536	991,689
		1,370,929
India — 21.4%
Aarti Industries Ltd.	64,461	473,591
Aarti Pharmalabs Ltd.	5,749	38,870
Accelya Solutions India Ltd.	954	18,421
Adani Enterprises Ltd.	10,608	434,034
Adani Ports & Special Economic Zone Ltd.	70,575	1,217,757
Adani Power Ltd.(1)	89,479	812,338
Aditya Birla Capital Ltd.(1)	101,920	273,668
AGI Greenpac Ltd.	2,759	21,567
Ajanta Pharma Ltd.	7,940	221,851
Allcargo Logistics Ltd.	37,584	30,219
Allcargo Terminals Ltd.	9,396	6,081
Amara Raja Energy & Mobility Ltd.	28,189	399,166
Ambika Cotton Mills Ltd.	311	5,603
Anant Raj Ltd.	33,112	153,428
Andhra Sugars Ltd.	4,689	5,625

Apar Industries Ltd.	6,058	574,295
APL Apollo Tubes Ltd.	10,245	184,664
Apollo Hospitals Enterprise Ltd.	1,240	86,882
Apollo Tyres Ltd.	90,024	501,272
Aptech Ltd.	2,186	5,897
Archean Chemical Industries Ltd.	29,536	220,173
Arvind Ltd.	56,276	255,058
Ashoka Buildcon Ltd.(1)	31,206	68,701
Aster DM Healthcare Ltd.	24,098	105,321
Astra Microwave Products Ltd.	7,929	82,596
Aurobindo Pharma Ltd.	64,167	912,224
Avadh Sugar & Energy Ltd.	1,300	8,239
Avanti Feeds Ltd.	12,346	75,711
Axis Bank Ltd., GDR	5,625	395,105
Bajaj Auto Ltd.	7,410	807,030
Bajaj Consumer Care Ltd.	11,479	31,652
Bajaj Finance Ltd.	18,103	1,453,337
Bajaj Finserv Ltd.	4,134	75,806
Bajaj Hindusthan Sugar Ltd.(1)	393,023	145,144
Bajel Projects Ltd.(1)	4,771	14,174
Balaji Amines Ltd.	2,247	56,494
Balrampur Chini Mills Ltd.	40,732	184,670
Bandhan Bank Ltd.	124,299	280,895
Bank of Baroda	178,827	569,048
BASF India Ltd.	1,729	88,394
Bayer CropScience Ltd.	87	5,241
BEML Ltd.	8,417	444,847
Best Agrolife Ltd.	2,513	16,531
Bhansali Engineering Polymers Ltd.	3,804	4,286
Bharat Electronics Ltd.	668,118	2,374,718
Bharat Heavy Electricals Ltd.	161,556	580,026
Bharat Petroleum Corp. Ltd.	221,969	1,670,560
Birla Corp. Ltd.	1,882	31,838
Birlasoft Ltd.	20,238	147,011
Blue Dart Express Ltd.	454	39,217
Bombay Burmah Trading Co.	8,360	147,250
Borosil Renewables Ltd.(1)	3,660	20,697
Brigade Enterprises Ltd.	23,579	362,824
Brightcom Group Ltd.(1)	813,426	107,709
BSE Ltd.	8,899	288,397
Butterfly Gandhimathi Appliances Ltd.(1)	68	619
Can Fin Homes Ltd.	26,471	231,096
Canara Bank	217,430	308,267
Capacit'e Infraprojects Ltd.(1)	30,281	112,409
Caplin Point Laboratories Ltd.	145	2,242
Castrol India Ltd.	154,605	362,467
CCL Products India Ltd.	7,880	54,086
Ceat Ltd.	10,691	302,294
Century Enka Ltd.	2,034	14,711
Cera Sanitaryware Ltd.	575	48,320
Chambal Fertilisers & Chemicals Ltd.	74,480	347,847
Chennai Petroleum Corp. Ltd.	22,974	253,023
Cholamandalam Investment & Finance Co. Ltd.	84,449	1,257,224
CIE Automotive India Ltd.	9,963	63,701
Cigniti Technologies Ltd.	7,149	113,326

Cipla Ltd.	11,659	202,528
City Union Bank Ltd.	121,846	209,127
Coal India Ltd.	430,274	2,534,131
Cochin Shipyard Ltd.	22,331	521,571
Confidence Petroleum India Ltd.	23,445	22,974
Coromandel International Ltd.	21,786	341,490
Cosmo First Ltd.	2,175	14,454
CreditAccess Grameen Ltd.(1)	20,459	324,518
CSB Bank Ltd.(1)	13,926	55,130
Cyient Ltd.	26,619	554,655
Dalmia Bharat Ltd.	517	11,015
Dalmia Bharat Sugar & Industries Ltd.	1,821	8,136
DCB Bank Ltd.	33,280	51,168
DCM Shriram Ltd.	12,353	147,886
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	101,682
Deepak Nitrite Ltd.	5,896	154,903
Dhampur Bio Organics Ltd.	1,877	2,699
Dhampur Sugar Mills Ltd.(1)	12,479	32,553
Dilip Buildcon Ltd.	20,482	99,931
Dish TV India Ltd.(1)	396,359	72,090
Dr Reddy's Laboratories Ltd., ADR	10,606	728,420
Dwarikesh Sugar Industries Ltd.(1)	33,968	27,832
eClerx Services Ltd.	3,563	93,917
Edelweiss Financial Services Ltd.	102,601	88,564
Eicher Motors Ltd.	6,288	356,907
EID Parry India Ltd.	28,654	229,535
Elecon Engineering Co. Ltd.	7,188	95,658
Emami Ltd.	24,015	180,248
Endurance Technologies Ltd.	2,695	71,670
Engineers India Ltd.	44,338	132,281
Epigral Ltd.	4,773	69,960
EPL Ltd.	18,512	40,497
Equitas Small Finance Bank Ltd.	51,083	56,720
Escorts Kubota Ltd.	4,030	184,371
Ester Industries Ltd.	4,313	5,742
Eveready Industries India Ltd.(1)	1,026	4,031
Everest Industries Ltd.	1,179	15,684
Excel Industries Ltd.	459	5,819
Exide Industries Ltd.	12,458	72,886
Federal Bank Ltd.	441,587	859,389
Filatex India Ltd.	7,154	4,542
Fine Organic Industries Ltd.	593	31,557
Finolex Industries Ltd.	81,777	305,803
G R Infraprojects Ltd.(1)	1,800	34,805
Gabriel India Ltd.	19,239	82,486
Galaxy Surfactants Ltd.	679	19,940
Garden Reach Shipbuilders & Engineers Ltd.	4,895	80,428
Gateway Distriparks Ltd.	19,801	23,327
Geojit Financial Services Ltd.	36,992	43,987
GHCL Ltd.	20,385	123,361
GHCL Textiles Ltd.(1)	13,434	12,800
GIC Housing Finance Ltd.	10,437	25,953
Glenmark Pharmaceuticals Ltd.	43,891	610,547
Global Health Ltd.(1)	16,312	233,375
Globus Spirits Ltd.	4,244	35,776

Godawari Power & Ispat Ltd.	20,295	235,477
Godrej Agrovet Ltd.	6,618	41,010
Gokaldas Exports Ltd.	23,712	241,331
Granules India Ltd.	34,246	171,856
Grasim Industries Ltd.	39,158	1,089,066
Great Eastern Shipping Co. Ltd.	44,019	568,868
Greenpanel Industries Ltd.	13,714	48,628
Greenply Industries Ltd.	10,648	32,614
Gufic Biosciences Ltd.	5,829	21,530
Gujarat Alkalies & Chemicals Ltd.	4,525	41,364
Gujarat Ambuja Exports Ltd.	44,606	76,904
Gujarat Mineral Development Corp. Ltd.	13,196	62,182
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	306,720
Gujarat Pipavav Port Ltd.	102,692	239,364
Gujarat State Fertilizers & Chemicals Ltd.	70,571	178,544
Gulf Oil Lubricants India Ltd.	7,317	82,086
Hathway Cable & Datacom Ltd.(1)	169,968	41,726
HBL Power Systems Ltd.	17,551	104,608
HCL Technologies Ltd.	138,689	2,204,865
HDFC Asset Management Co. Ltd.	14,450	672,839
HealthCare Global Enterprises Ltd.(1)	9,740	42,152
Hero MotoCorp Ltd.	21,490	1,319,984
HG Infra Engineering Ltd.	7,303	132,345
Hikal Ltd.	12,048	41,158
HIL Ltd.	251	7,578
Himadri Speciality Chemical Ltd., ADR	55,687	222,179
Hindalco Industries Ltd.	257,049	2,129,490
Hinduja Global Solutions Ltd.	845	8,382
Hindustan Aeronautics Ltd.	15,376	916,530
Hindustan Copper Ltd.	38,304	163,710
Hindustan Petroleum Corp. Ltd.	201,419	1,296,986
Hindware Home Innovation Ltd.	2,624	11,235
I G Petrochemicals Ltd.	1,051	6,148
ICICI Securities Ltd.	24,348	208,562
IIFL Finance Ltd.	63,395	303,490
IIFL Securities Ltd.	59,367	137,983
India Glycols Ltd.	189	1,709
Indiabulls Housing Finance Ltd.	141,669	268,133
IndiaMart InterMesh Ltd.	4,228	122,678
Indian Bank	40,248	273,890
Indian Energy Exchange Ltd.	63,666	116,952
Indian Metals & Ferro Alloys Ltd.	1,190	9,838
Indian Oil Corp. Ltd.	672,293	1,309,437
Indian Renewable Energy Development Agency Ltd.(1)	22,551	50,086
Indo Count Industries Ltd.	22,802	91,967
Indus Towers Ltd.(1)	94,327	393,641
IndusInd Bank Ltd.	2,827	49,565
Intellect Design Arena Ltd.	15,447	170,353
IOL Chemicals & Pharmaceuticals Ltd.	3,269	14,127
IRCON International Ltd.	44,986	146,194
ITD Cementation India Ltd.	51,929	250,401
J Kumar Infraprojects Ltd.	15,616	141,233
Jai Balaji Industries Ltd.(1)	8,512	88,673
Jaiprakash Power Ventures Ltd.(1)	285,099	65,919
Jammu & Kashmir Bank Ltd.	103,347	163,205

Jamna Auto Industries Ltd.	114,313	165,490
Jindal Poly Films Ltd.	1,238	7,446
Jindal Saw Ltd.	40,550	262,447
Jindal Stainless Ltd.	76,692	729,569
Jindal Steel & Power Ltd.	93,814	1,156,978
JK Cement Ltd.	3,149	146,249
JK Lakshmi Cement Ltd.	15,916	149,910
JK Paper Ltd.	18,583	85,991
JK Tyre & Industries Ltd.	49,804	242,052
JM Financial Ltd.(1)	93,382	88,218
JSW Steel Ltd.	135,705	1,434,610
Jubilant Ingrevia Ltd.	15,747	94,605
Jubilant Pharmova Ltd.	14,710	121,401
Kalpataru Projects International Ltd.	26,004	373,538
Karnataka Bank Ltd.	64,176	164,820
Karur Vysya Bank Ltd.	185,770	438,794
Kaveri Seed Co. Ltd.	2,296	23,322
KEC International Ltd.	34,010	301,331
Kirloskar Brothers Ltd.	6,089	125,693
Kirloskar Ferrous Industries Ltd.	14,319	117,645
KNR Constructions Ltd.	4,047	15,432
Kolte-Patil Developers Ltd.	2,489	13,193
KPI Green Energy Ltd.	7,746	169,153
KPIT Technologies Ltd.	7,670	134,243
KPR Mill Ltd.	4,523	41,700
KRBL Ltd.	12,873	41,210
Krsnaa Diagnostics Ltd.	3,390	23,251
L&T Finance Ltd.	211,252	387,917
Larsen & Toubro Ltd.	108,485	4,774,431
Laurus Labs Ltd.	29,514	148,211
LG Balakrishnan & Bros Ltd.	4,162	61,949
LIC Housing Finance Ltd.	79,001	600,044
LT Foods Ltd.	39,856	98,297
LUX Industries Ltd.	271	4,732
Maharashtra Seamless Ltd.	15,917	125,102
Mahindra & Mahindra Financial Services Ltd.	87,242	280,105
Mahindra Logistics Ltd.	7,483	38,832
Maithan Alloys Ltd.	648	8,846
Man Infraconstruction Ltd.	46,525	104,808
Manali Petrochemicals Ltd.	13,942	13,679
Manappuram Finance Ltd.	267,996	542,999
Marksans Pharma Ltd.	83,831	149,435
Mazagon Dock Shipbuilders Ltd.	2,533	96,878
Meghmani Organics Ltd.	23,240	22,519
Minda Corp. Ltd.	26,484	135,181
MOIL Ltd.	8,159	49,277
Motherson Sumi Wiring India Ltd.	46,684	37,854
Motilal Oswal Financial Services Ltd.	12,196	324,725
Mphasis Ltd.	15,732	431,550
MRF Ltd.	390	586,631
Mrs Bectors Food Specialities Ltd.	1,317	19,991
MSTC Ltd.	897	9,595
Multi Commodity Exchange of India Ltd.	7,292	317,785
Muthoot Finance Ltd.	27,983	565,194
Narayana Hrudayalaya Ltd.	17,172	244,803

Natco Pharma Ltd.	12,871	154,412
National Aluminium Co. Ltd.	272,795	627,558
National Fertilizers Ltd.	11,767	14,470
Nava Ltd.	8,151	47,546
NCC Ltd.	152,198	524,748
Neuland Laboratories Ltd.	1,328	96,154
NIIT Learning Systems Ltd.	7,779	38,773
Nippon Life India Asset Management Ltd.	34,760	249,400
NLC India Ltd.	23,997	68,212
NMDC Ltd.	180,098	562,948
NOCIL Ltd.	44,152	134,045
NTPC Ltd.	545,441	2,347,907
Nuvama Wealth Management Ltd.(1)	1,145	66,610
Oil & Natural Gas Corp. Ltd.	648,534	2,059,467
Oil India Ltd.	91,371	697,877
Olectra Greentech Ltd.	470	9,870
Optiemus Infracom Ltd.	2,901	8,967
Oracle Financial Services Software Ltd.	5,461	488,150
Orient Cement Ltd.	20,379	50,469
Orient Green Power Co. Ltd.(1)	193,101	45,522
Panama Petrochem Ltd.	7,332	31,533
PCBL Ltd.	73,480	207,497
Pennar Industries Ltd.(1)	25,863	44,555
Persistent Systems Ltd.	12,534	512,345
Petronet LNG Ltd.	232,679	830,418
PNB Housing Finance Ltd.(1)	25,989	225,516
PNC Infratech Ltd.	39,746	247,267
Power Finance Corp. Ltd.	339,242	2,006,118
Power Mech Projects Ltd.	1,705	94,813
Praj Industries Ltd.	18,823	117,624
Prakash Industries Ltd.(1)	18,137	34,987
Pricol Ltd.(1)	24,483	128,583
Prince Pipes & Fittings Ltd.(1)	3,796	27,746
Prism Johnson Ltd.(1)	17,007	30,585
PTC India Ltd.	104,511	262,774
Quess Corp. Ltd.	11,914	81,140
Ramco Cements Ltd.	22,911	203,900
Ramkrishna Forgings Ltd.	28,820	230,135
Rashtriya Chemicals & Fertilizers Ltd.	32,956	60,945
Raymond Ltd.	10,381	275,016
RBL Bank Ltd.	115,927	341,981
REC Ltd.	425,649	2,747,473
Redington Ltd.	102,736	244,635
Reliance Power Ltd.(1)	587,154	173,073
Repco Home Finance Ltd.	16,468	92,923
Rhi Magnesita India Ltd.	3,248	27,539
RITES Ltd.	14,218	119,116
RPG Life Sciences Ltd.	1,481	25,420
Samvardhana Motherson International Ltd.	500,342	910,083
Sanghi Industries Ltd.(1)	11,763	12,766
Sanghvi Movers Ltd.	8,571	112,699
Sanofi India Ltd.	2,035	210,589
Sansera Engineering Ltd.	6,740	84,796
Sarda Energy & Minerals Ltd.	15,000	40,245
Satia Industries Ltd.	7,648	10,258

Satin Creditcare Network Ltd.(1)	27,482	72,331
SBI Cards & Payment Services Ltd.	30,138	250,271
SH Kelkar & Co. Ltd.	16,969	39,351
Sharda Cropchem Ltd.	3,884	17,916
Share India Securities Ltd.	240	4,363
Shipping Corp. of India Land & Assets Ltd.(1)	12,981	10,373
Shipping Corp. of India Ltd.	98,450	290,459
Shree Cement Ltd.	396	117,116
Shriram Finance Ltd.	55,064	1,555,498
Siyaram Silk Mills Ltd.	1,138	6,007
SKF India Ltd.	701	50,322
Sobha Ltd.	7,465	170,339
Sonata Software Ltd.	35,352	218,535
South Indian Bank Ltd.	136,663	44,170
Southern Petrochemical Industries Corp. Ltd.	13,120	11,209
Speciality Restaurants Ltd.	6,760	13,785
SRF Ltd.	11,511	305,480
Star Cement Ltd.(1)	10,927	27,881
State Bank of India, GDR	14,305	1,439,886
Strides Pharma Science Ltd.	15,628	161,325
Sudarshan Chemical Industries Ltd.	7,929	74,704
Sun Pharmaceutical Industries Ltd.	11,584	202,876
Sun TV Network Ltd.	27,829	219,195
Sunflag Iron & Steel Co. Ltd.(1)	6,209	15,740
Supreme Industries Ltd.	4,391	278,304
Supreme Petrochem Ltd.	14,619	113,800
Surya Roshni Ltd.	14,296	99,721
Suven Pharmaceuticals Ltd.(1)	12,009	89,042
Tamil Nadu Newsprint & Papers Ltd.	14,869	44,174
Tamilnadu Petroproducts Ltd.	8,337	8,250
Tanla Platforms Ltd.	13,081	144,240
Tata Chemicals Ltd.	47,129	582,047
Tata Motors Ltd.	5,470	60,597
Tata Steel Ltd.	1,405,868	2,820,055
Tech Mahindra Ltd.	112,363	1,660,544
Thermax Ltd.	774	50,119
Thirumalai Chemicals Ltd.	8,400	25,683
Time Technoplast Ltd.	26,322	87,082
Titagarh Rail System Ltd.	25,526	433,529
Tourism Finance Corp. of India Ltd.	29,418	56,553
TransIndia Real Estate Ltd.(1)	9,396	4,853
Transport Corp. of India Ltd.	1,955	19,660
Trident Ltd.	487,320	213,374
Triveni Turbine Ltd.	15,888	111,826
Tube Investments of India Ltd.	4,947	212,123
TVS Srichakra Ltd.	401	19,418
Uflex Ltd.	4,366	22,014
Ugar Sugar Works Ltd.	8,924	7,706
Ujjivan Small Finance Bank Ltd.	409,138	244,344
UltraTech Cement Ltd.	2,930	348,387
Union Bank of India Ltd.	34,854	67,002
Usha Martin Ltd.	8,471	37,090
UTI Asset Management Co. Ltd.	10,820	117,766
Valiant Organics Ltd.(1)	587	2,754
Vardhman Textiles Ltd.	35,896	194,421

Varroc Engineering Ltd.(1)	4,313	28,854
Vedanta Ltd.	162,029	872,418
Venky's India Ltd.	72	1,527
Vishnu Chemicals Ltd.	3,715	14,079
VRL Logistics Ltd.	8,200	54,159
Welspun Corp. Ltd.	30,168	199,390
Welspun Enterprises Ltd.	19,561	106,392
Welspun Living Ltd.	72,728	118,929
West Coast Paper Mills Ltd.	9,632	68,746
Wockhardt Ltd.(1)	21,069	133,956
Wonderla Holidays Ltd.	3,866	39,045
Yes Bank Ltd.(1)	257,765	71,157
		99,750,860
Indonesia — 1.7%
ABM Investama Tbk. PT	213,200	46,343
Ace Hardware Indonesia Tbk. PT	808,200	40,861
Adaro Energy Indonesia Tbk. PT	4,505,700	768,913
Aneka Tambang Tbk. PT	1,715,800	154,876
Astra International Tbk. PT	2,686,900	710,714
Bank BTPN Syariah Tbk. PT	353,500	25,361
Bank Mandiri Persero Tbk. PT	7,000,200	2,538,731
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	386,200	24,008
BFI Finance Indonesia Tbk. PT	332,800	20,790
Buana Lintas Lautan Tbk. PT(1)	894,900	7,820
Bukit Asam Tbk. PT	1,346,000	206,923
Charoen Pokphand Indonesia Tbk. PT	1,200	383
Delta Dunia Makmur Tbk. PT	2,894,600	99,051
Dharma Polimetal Tbk. PT	463,100	23,226
Dharma Satya Nusantara Tbk. PT	1,411,000	55,227
Elnusa Tbk. PT	1,768,500	44,190
Energi Mega Persada Tbk. PT(1)	1,676,900	17,747
ESSA Industries Indonesia Tbk. PT	2,041,600	96,892
Harum Energy Tbk. PT(1)	1,048,400	90,438
Indika Energy Tbk. PT	642,100	56,551
Indo Tambangraya Megah Tbk. PT	126,300	194,098
Indosat Tbk. PT(1)	21,100	13,264
Japfa Comfeed Indonesia Tbk. PT(1)	760,100	64,066
Jasa Marga Persero Tbk. PT	626,800	184,603
Medco Energi Internasional Tbk. PT	2,428,000	209,864
Media Nusantara Citra Tbk. PT	18,600	353
Mitra Pinasthika Mustika Tbk. PT	17,700	1,155
MNC Vision Networks Tbk. PT(1)	2,601,700	7,193
PP Persero Tbk. PT(1)	21,700	455
Samudera Indonesia Tbk. PT	1,362,100	22,974
Sawit Sumbermas Sarana Tbk. PT(1)	815,700	52,311
Surya Semesta Internusa Tbk. PT(1)	1,919,400	140,992
Telkom Indonesia Persero Tbk. PT, ADR	72,316	1,299,519
United Tractors Tbk. PT	428,100	582,132
XL Axiata Tbk. PT	1,384,700	196,795
		7,998,819
Malaysia — 1.7%
Aeon Co. M Bhd.(1)	66,900	20,048
Alliance Bank Malaysia Bhd.	182,300	149,969
AMMB Holdings Bhd.	357,400	322,899
Axiata Group Bhd.	373,900	222,665

Bank Islam Malaysia Bhd.	157,000	83,835
Berjaya Corp. Bhd.(1)	412,870	25,523
Bermaz Auto Bhd.	213,800	110,506
Bumi Armada Bhd.(1)	590,200	72,396
Chin Hin Group Bhd.(1)	45,600	31,814
CIMB Group Holdings Bhd.	809,404	1,178,486
DRB-Hicom Bhd.	107,900	30,757
Ekovest Bhd.(1)	360,400	34,592
Evergreen Fibreboard Bhd.(1)	31,000	2,076
Fraser & Neave Holdings Bhd.	1,900	13,162
Genting Bhd.	372,100	376,542
Genting Malaysia Bhd.	164,200	92,615
HAP Seng Consolidated Bhd.	73,800	72,132
Hengyuan Refining Co. Bhd.(1)	24,700	14,668
Hextar Healthcare Bhd.(1)	1,400	67
Hibiscus Petroleum Bhd.	212,140	113,018
IJM Corp. Bhd.	384,100	225,067
Insas Bhd.	6,100	1,339
Jaya Tiasa Holdings Bhd.	276,200	65,219
Kelington Group Bhd.	71,100	47,691
Kossan Rubber Industries Bhd.	112,700	53,190
KSL Holdings Bhd.(1)	27,100	10,504
Kuala Lumpur Kepong Bhd.	62,032	275,201
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	8
Mah Sing Group Bhd.	288,200	92,030
Malayan Banking Bhd.	528,260	1,114,718
Malaysia Airports Holdings Bhd.	134,300	283,721
Malaysia Building Society Bhd.(1)	256,000	48,505
Malaysia Smelting Corp. Bhd.	44,400	26,970
Malaysian Resources Corp. Bhd.	564,900	79,014
Maybulk Bhd.	25,900	1,707
Mega First Corp. Bhd.	60,700	61,589
MISC Bhd.	151,200	268,058
Perak Transit Bhd.	69,000	10,348
Perdana Petroleum Bhd.(1)	287,300	24,443
Public Bank Bhd.	1,168,600	1,018,308
RHB Bank Bhd.	214,821	250,763
Sapura Energy Bhd.(1)	62,700	597
Sarawak Oil Palms Bhd.	22,350	13,733
Serba Dinamik Holdings Bhd.(1)	21,300	5
Shin Yang Group Bhd.	175,300	25,877
Sime Darby Plantation Bhd.	123,500	111,575
Sime Darby Property Bhd.	451,700	119,371
Solarvest Holdings Bhd.(1)	43,700	14,976
Supermax Corp. Bhd.	279,520	52,583
Syarikat Takaful Malaysia Keluarga Bhd.	14,000	11,250
Ta Ann Holdings Bhd.	19,100	16,095
TASCO Bhd.	6,400	1,168
Telekom Malaysia Bhd.	181,200	239,400
Teo Seng Capital Bhd.	52,979	18,740
TH Plantations Bhd.	130,800	17,367
TSH Resources Bhd.	185,600	41,395
United Plantations Bhd.	30,700	164,061
Velesto Energy Bhd.	1,494,600	84,306
Wasco Bhd.(1)	74,400	23,738

WCT Holdings Bhd.	292,400	36,456
Yinson Holdings Bhd.	195,600	96,458
		8,015,314
Mexico — 2.7%
Alfa SAB de CV, Class A	592,025	411,746
Alpek SAB de CV(1)(2)	25,122	21,603
America Movil SAB de CV, ADR	71,948	1,333,916
Banco del Bajio SA	228,178	790,113
Controladora AXTEL SAB de CV(1)	83,513	2,190
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	15,240	121,463
GCC SAB de CV	1,412	15,442
Genomma Lab Internacional SAB de CV, Class B	321,506	335,595
Gentera SAB de CV	410,722	634,487
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10	1,887
Grupo Comercial Chedraui SA de CV	48,049	355,330
Grupo Financiero Banorte SAB de CV, Class O	351,228	3,336,423
Grupo Financiero Inbursa SAB de CV, Class O(1)	316,352	846,514
Grupo Mexico SAB de CV, Series B	559,587	3,452,543
Industrias Penoles SAB de CV(1)	14	221
Megacable Holdings SAB de CV	213,382	674,109
Nemak SAB de CV(1)	799,830	154,625
Regional SAB de CV	42,315	366,573
		12,854,780
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	32,100	19,213
ACEN Corp.	29,010	2,381
Alliance Global Group, Inc.	270,600	42,860
Bank of the Philippine Islands	236,628	486,205
BDO Unibank, Inc.	288,386	641,042
Converge Information & Communications Technology Solutions, Inc.(1)	508,700	93,790
DigiPlus Interactive Corp.	524,500	125,507
DMCI Holdings, Inc.	746,300	151,916
First Gen Corp.	11,100	3,405
Globe Telecom, Inc.	1,344	45,271
GT Capital Holdings, Inc.	19,400	199,555
JG Summit Holdings, Inc.	371,570	196,897
LT Group, Inc.	207,600	37,196
Metropolitan Bank & Trust Co.	383,900	407,515
Nickel Asia Corp.	100,800	6,981
PLDT, Inc., ADR	40	1,010
Puregold Price Club, Inc.	230,700	99,390
Robinsons Land Corp.	222,700	61,907
Robinsons Retail Holdings, Inc.	18,930	12,646
Security Bank Corp.	102,720	129,339
Semirara Mining & Power Corp.	168,000	97,435
		2,861,461
Poland — 1.2%
Alior Bank SA	27,947	678,954
Bank Millennium SA(1)	144,259	329,083
Bank Polska Kasa Opieki SA	25,553	1,040,778
Budimex SA	2,638	501,174
CCC SA(1)	11,717	398,544
Grupa Kety SA	1,766	388,001
Jastrzebska Spolka Weglowa SA(1)(2)	17,982	130,260
LPP SA	48	212,005

mBank SA(1)	2,175	347,256
Orange Polska SA	138,470	288,853
ORLEN SA	58,060	940,484
Text SA	10	214
XTB SA	12,208	206,689
		5,462,295
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	1
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC	70,860	—
VTB Bank PJSC(1)	152,598,000	169
		170
South Africa — 3.1%
Absa Group Ltd.	142,266	1,133,888
AECI Ltd.	27,163	139,266
African Rainbow Minerals Ltd.(2)	29,079	352,061
Anglo American Platinum Ltd.(2)	145	4,757
Astral Foods Ltd.(1)	8,610	64,147
Aveng Ltd.(1)	13,727	4,291
Barloworld Ltd.	28,810	137,906
Coronation Fund Managers Ltd.	14,536	26,949
DataTec Ltd.	1,813	3,610
Exxaro Resources Ltd.	49,197	476,611
FirstRand Ltd.	49,606	172,100
Foschini Group Ltd.	89,241	451,552
Gold Fields Ltd., ADR	120,219	1,893,449
Grindrod Ltd.	59,709	42,908
Harmony Gold Mining Co. Ltd., ADR	114,506	1,042,005
Impala Platinum Holdings Ltd.	96,408	496,631
KAP Ltd.(1)	431,324	58,114
Kumba Iron Ore Ltd.	7,895	206,973
Life Healthcare Group Holdings Ltd.	249,811	147,078
Merafe Resources Ltd.	362,558	24,470
Momentum Metropolitan Holdings	431,915	491,122
MTN Group Ltd.	268,396	1,177,683
Nedbank Group Ltd.	72,492	880,002
Ninety One Ltd.	18,595	39,229
Northam Platinum Holdings Ltd.	92,304	637,775
Old Mutual Ltd.	1,015,012	573,846
Omnia Holdings Ltd.	23,955	71,659
PPC Ltd.(1)	162,489	29,062
Raubex Group Ltd.	10,290	19,591
Sappi Ltd.	148,213	426,100
Sasol Ltd., ADR(2)	70,225	478,934
Sibanye Stillwater Ltd., ADR	101,458	514,392
Standard Bank Group Ltd.	158,851	1,517,509
Sun International Ltd.	21,466	42,264
Telkom SA SOC Ltd.(1)	110,799	140,799
Thungela Resources Ltd.	53,846	386,796
Vodacom Group Ltd.	38,000	187,428
Wilson Bayly Holmes-Ovcon Ltd.	2,483	20,065
		14,513,022
South Korea — 13.4%
Aekyung Chemical Co. Ltd.	2,849	26,588
Ananti, Inc.(1)	25,949	112,685

Asiana Airlines, Inc.(1)	9,961	78,609
BNK Financial Group, Inc.	47,411	290,392
Byucksan Corp.	10,363	15,245
CJ CGV Co. Ltd.(1)	36,303	149,474
CJ CheilJedang Corp.	1,848	467,972
CJ Corp.	3,041	304,644
CJ ENM Co. Ltd.(1)	6,227	402,600
CJ Logistics Corp.	2,490	186,893
Cosmax, Inc.	1,858	228,925
Coway Co. Ltd.	10,851	444,372
Cuckoo Homesys Co. Ltd.	777	11,829
Daeduck Electronics Co. Ltd.	10,395	175,194
Daesang Corp.	8,128	138,541
Daewoong Co. Ltd.	8,210	97,153
Daishin Securities Co. Ltd.	3,031	33,091
Daou Data Corp.	2,882	24,082
Daou Technology, Inc.	12,844	183,330
DB HiTek Co. Ltd.	10,879	320,382
DB Insurance Co. Ltd.	17,038	1,276,955
DGB Financial Group, Inc.	46,226	275,640
DL E&C Co. Ltd.	6,955	171,279
Dongkuk Holdings Co. Ltd.	1,826	10,783
Doosan Tesna, Inc.	1,825	57,359
Dreamtech Co. Ltd.	4,341	28,387
GOLFZON Co. Ltd.	1,071	56,520
GS Holdings Corp.	12,122	382,710
GS Retail Co. Ltd.	11,485	164,953
HAESUNG DS Co. Ltd.	4,202	140,658
Hana Financial Group, Inc.	96,303	4,300,468
Hana Micron, Inc.	5,698	87,586
Hankook Tire & Technology Co. Ltd.	35,070	1,111,256
Hansae Co. Ltd.	6,584	112,911
Hansol Technics Co. Ltd.	9,513	39,577
Hanwha Aerospace Co. Ltd.	9,364	1,396,582
Hanwha General Insurance Co. Ltd.	32,298	113,225
Hanwha Life Insurance Co. Ltd.	90,774	184,456
Harim Holdings Co. Ltd.	18,552	83,270
HD Hyundai Co. Ltd.	16,552	824,881
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	10,809	1,021,262
HDC Hyundai Development Co-Engineering & Construction, E Shares	11,880	150,766
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	2,779
HL Holdings Corp.	774	19,190
HL Mando Co. Ltd.	7,932	249,689
HMM Co. Ltd.	49,890	652,073
Hwa Shin Co. Ltd.	5,675	42,997
Hyosung TNC Corp.	681	198,739
HYUNDAI Corp.	3,024	43,652
Hyundai Department Store Co. Ltd.	4,013	144,413
Hyundai Glovis Co. Ltd.	4,756	619,017
Hyundai Marine & Fire Insurance Co. Ltd.	15,548	368,697
Hyundai Motor Co.	22,647	4,155,811
Hyundai Steel Co.	22,415	481,419
Hyundai Wia Corp.	5,597	225,772
Industrial Bank of Korea	54,260	540,059
Innocean Worldwide, Inc.	3,235	50,942

INTOPS Co. Ltd.	4,424	75,348
IS Dongseo Co. Ltd.	4,792	88,521
JB Financial Group Co. Ltd.	57,477	606,507
KB Financial Group, Inc., ADR	83,130	4,783,300
KCC Corp.	1,228	261,608
KG Dongbusteel	15,429	77,067
KG Eco Solution Co. Ltd.	9,800	55,788
Kia Corp.	50,961	4,349,839
KISCO Corp.	1,013	7,726
KIWOOM Securities Co. Ltd.	5,775	560,106
Kolon Industries, Inc.	1,785	54,421
KoMiCo Ltd.	1,848	115,226
Korea Circuit Co. Ltd.(1)	2,452	27,297
Korea Electric Terminal Co. Ltd.	1,120	56,312
Korea Line Corp.(1)	53,816	97,007
Korean Air Lines Co. Ltd.	38,864	586,434
Korean Reinsurance Co.	56,105	328,358
KT Corp.	24,264	647,838
Kumho Petrochemical Co. Ltd.	4,395	469,545
Kumho Tire Co., Inc.(1)	58,261	301,584
Kyung Dong Navien Co. Ltd.	2,198	83,358
LB Semicon, Inc.(1)	3,727	18,261
LG Chem Ltd.	5,300	1,354,564
LG Display Co. Ltd., ADR(1)	142,679	500,803
LG Electronics, Inc.	23,299	1,772,211
LG Innotek Co. Ltd.	2,244	402,578
LG Uplus Corp.	77,793	543,276
LIG Nex1 Co. Ltd.	3,403	396,052
Lotte Chilsung Beverage Co. Ltd.	1,238	115,516
Lotte Rental Co. Ltd.	4,478	90,318
LX International Corp.	8,345	189,531
Mcnex Co. Ltd.	3,866	62,367
MegaStudyEdu Co. Ltd.	2,275	99,240
Meritz Financial Group, Inc.	33,872	1,876,902
Mirae Asset Life Insurance Co. Ltd.(1)	707	2,675
Namhae Chemical Corp.	5,380	27,239
Neowiz	2,255	33,219
Nexen Tire Corp.	14,477	86,635
NICE Holdings Co. Ltd.	772	6,066
OCI Holdings Co. Ltd.	6,427	452,360
Orion Holdings Corp.	8,126	87,536
Pan Ocean Co. Ltd.	80,594	251,451
Partron Co. Ltd.	12,815	71,152
Poongsan Corp.	10,871	485,377
POSCO Holdings, Inc., ADR	41,057	2,767,652
Posco International Corp.	10,955	343,182
PSK, Inc.	4,942	113,512
Samsung Electro-Mechanics Co. Ltd.	7,653	859,570
Samsung Fire & Marine Insurance Co. Ltd.	7,450	1,880,789
Samsung Life Insurance Co. Ltd.	964	58,902
Samsung Securities Co. Ltd.	17,731	464,110
Samyang Foods Co. Ltd.	173	66,296
SD Biosensor, Inc.(1)	1,247	9,067
SeAH Besteel Holdings Corp.	1,826	30,145
SeAH Steel Corp.	374	34,743

SeAH Steel Holdings Corp.	952	145,573
Sebang Co. Ltd.	1,932	16,802
Sebang Global Battery Co. Ltd.	3,316	246,549
Seoul Semiconductor Co. Ltd.	12,339	87,201
Seoyon E-Hwa Co. Ltd.	6,370	77,527
Shinhan Financial Group Co. Ltd., ADR	90,979	3,129,678
Shinsegae, Inc.	2,032	239,846
SIMMTECH Co. Ltd.	4,921	120,198
SK D&D Co. Ltd.	3,411	28,143
SK Discovery Co. Ltd.	3,452	110,250
SK Eternix Co. Ltd.(1)	5,106	96,990
SK Gas Ltd.	1,060	136,855
SK Networks Co. Ltd.	42,816	156,756
SK Telecom Co. Ltd., ADR	22,776	471,008
SK, Inc.	5,241	669,407
SL Corp.	5,943	157,812
SNT Dynamics Co. Ltd.	9,584	132,788
SNT Motiv Co. Ltd.	1,939	64,235
S-Oil Corp.	13,634	674,965
Sungwoo Hitech Co. Ltd.	25,049	151,154
TKG Huchems Co. Ltd.	5,591	80,082
Tongyang Life Insurance Co. Ltd.	20,226	73,264
Unid Co. Ltd.	2,655	212,089
Woongjin Thinkbig Co. Ltd.(1)	13,479	21,453
Woori Financial Group, Inc.	224,520	2,302,973
Youngone Corp.	8,607	211,392
Youngone Holdings Co. Ltd.	2,887	181,846
Yuanta Securities Korea Co. Ltd.	12,496	24,722
Zinus, Inc.	3,177	35,846
		62,722,625
Taiwan — 20.3%
Ability Enterprise Co. Ltd.	78,000	141,449
AcBel Polytech, Inc.	19,497	22,697
Acon Holding, Inc.(1)	9,000	2,842
Acter Group Corp. Ltd.	29,000	209,864
ADATA Technology Co. Ltd.	62,953	222,634
Advanced International Multitech Co. Ltd.	23,000	60,625
Advanced Power Electronics Corp.	2,000	5,129
Air Asia Co. Ltd.	20,000	24,784
Alexander Marine Co. Ltd.(2)	4,000	45,841
Allied Circuit Co. Ltd.	2,000	9,166
Alltek Technology Corp.	10,800	12,045
Alltop Technology Co. Ltd.	1,000	7,547
Alpha Networks, Inc.	44,000	48,270
Altek Corp.(2)	91,000	121,944
Amazing Microelectronic Corp.	161	496
Ampire Co. Ltd.	24,000	29,874
AMPOC Far-East Co. Ltd.	31,000	87,454
AmTRAN Technology Co. Ltd.	280,224	179,728
Anji Technology Co. Ltd.	3,059	3,555
Apex Dynamics, Inc.	3,000	25,464
Apex International Co. Ltd.	10,000	12,391
Arcadyan Technology Corp.	31,000	160,229
Ardentec Corp.	179,000	402,620
ASE Technology Holding Co. Ltd., ADR	293,719	3,166,291

Asia Cement Corp.	497,000	637,969
Asia Polymer Corp.	92,000	53,042
ASolid Technology Co. Ltd.	10,000	24,861
Asustek Computer, Inc.	125,000	1,990,045
AUO Corp.(1)	646,400	356,194
Avalue Technology, Inc.	16,000	55,912
Avermedia Technologies	49,000	67,789
Axiomtek Co. Ltd.	25,000	75,332
Azurewave Technologies, Inc.(1)	54,000	88,222
Bafang Yunji International Co. Ltd.	10,000	51,608
Bank of Kaohsiung Co. Ltd.	146,000	52,107
BES Engineering Corp.	332,000	168,023
B'in Live Co. Ltd.(1)	9,000	26,428
Bioteque Corp.	1,000	4,014
Bizlink Holding, Inc.	11,000	94,462
Bonny Worldwide Ltd.(1)	6,000	31,302
Brighton-Best International Taiwan, Inc.	15,000	16,981
Capital Futures Corp.	40,000	74,076
Career Technology MFG. Co. Ltd.	3,753	2,525
Caswell, Inc.	18,000	69,161
Catcher Technology Co. Ltd.	133,000	924,091
Cathay Financial Holding Co. Ltd.	1,238,624	2,155,432
Central Reinsurance Co. Ltd.(1)	109,406	93,329
Chain Chon Industrial Co. Ltd.	35,000	18,213
Chang Hwa Commercial Bank Ltd.	1,018,000	573,093
Channel Well Technology Co. Ltd.	46,000	108,344
Charoen Pokphand Enterprise	16,000	53,828
Cheng Loong Corp.	112,000	101,163
Cheng Mei Materials Technology Corp.	113,871	53,517
Cheng Shin Rubber Industry Co. Ltd.	667,000	1,255,434
Cheng Uei Precision Industry Co. Ltd.	151,000	337,041
Chenming Electronic Technology Corp.(2)	33,000	92,861
Chia Chang Co. Ltd.	7,000	9,989
Chicony Electronics Co. Ltd.	195,000	1,127,938
Chicony Power Technology Co. Ltd.(1)	22,000	105,529
China Airlines Ltd.(2)	648,000	449,779
China Bills Finance Corp.	14,000	6,660
China Container Terminal Corp.	12,000	14,960
China Development Financial Holding Corp.(1)	1,584,728	692,044
China Development Financial Holding Corp., Preference Shares(1)	59,976	13,950
China Glaze Co. Ltd.	51,000	40,547
China Metal Products	94,000	150,516
China Motor Corp.	9,000	36,800
China Steel Corp.	257,000	188,626
Chinese Maritime Transport Ltd.	25,000	37,991
Chin-Poon Industrial Co. Ltd.	176,000	241,996
Chipbond Technology Corp.(2)	130,000	273,590
ChipMOS Technologies, Inc.	229,000	313,308
Chung-Hsin Electric & Machinery Manufacturing Corp.	129,000	656,827
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	20,793
Chunghwa Precision Test Tech Co. Ltd.	4,000	58,221
Clevo Co.	40,000	76,363
CMC Magnetics Corp.(1)	233,960	93,903
Collins Co. Ltd.	42,000	27,371
Compal Electronics, Inc.	1,005,000	1,154,085

Compeq Manufacturing Co. Ltd.(1)	190,000	431,659
Concord International Securities Co. Ltd.	87,000	61,767
Concord Securities Co. Ltd.(1)	256,000	129,586
Continental Holdings Corp.	68,000	73,183
Coremax Corp.	6,548	13,749
Coretronic Corp.	70,000	239,615
Co-Tech Development Corp.	63,000	131,781
CTBC Financial Holding Co. Ltd.	4,446,000	4,871,344
CTCI Corp.	119,000	177,330
CX Technology Co. Ltd.	2,250	1,914
DA CIN Construction Co. Ltd.	11,200	18,541
Da-Li Development Co. Ltd.	103,450	195,037
Darfon Electronics Corp.	66,000	139,135
Darwin Precisions Corp.	165,000	81,460
Daxin Materials Corp.	3,000	15,781
Depo Auto Parts Ind Co. Ltd.	37,000	261,195
Dimerco Data System Corp.	13,000	49,489
Dimerco Express Corp.	28,351	86,496
Dynamic Holding Co. Ltd.(2)	97,000	184,120
Dynapack International Technology Corp.	46,000	134,417
E&R Engineering Corp.	23,000	82,132
Eastech Holding Ltd.	22,000	80,839
Elan Microelectronics Corp.	32,000	161,641
Elite Advanced Laser Corp.	9,000	24,759
Elite Material Co. Ltd.(2)	50,000	633,704
Elitegroup Computer Systems Co. Ltd.(1)	50,000	53,133
Emerging Display Technologies Corp.	30,000	30,413
Ennostar, Inc.(1)	120,000	169,808
Eson Precision Ind Co. Ltd.	23,000	42,307
Eternal Materials Co. Ltd.	249,000	239,631
Eva Airways Corp.	562,000	622,837
Evergreen International Storage & Transport Corp.	139,000	144,082
Evergreen Marine Corp. Taiwan Ltd.(2)	223,400	1,453,291
EVERGREEN Steel Corp.	23,000	101,053
Everlight Chemical Industrial Corp.	140,000	82,582
Everlight Electronics Co. Ltd.	146,000	325,615
Excelliance Mos Corp.	1,000	3,498
Excelsior Medical Co. Ltd.	26,775	73,779
EZconn Corp.	23,000	128,970
Far Eastern Department Stores Ltd.	246,000	240,614
Far Eastern International Bank	684,833	333,597
Far Eastern New Century Corp.	586,000	611,855
Far EasTone Telecommunications Co. Ltd.	85,000	219,272
Farglory Land Development Co. Ltd.	47,000	128,624
Feedback Technology Corp.	8,000	31,487
First Steamship Co. Ltd.(1)(2)	156,000	40,782
Fitipower Integrated Technology, Inc.	9,750	76,577
Fittech Co. Ltd.	4,000	8,914
FLEXium Interconnect, Inc.	60,000	162,085
Flytech Technology Co. Ltd.	39,000	115,866
Forcecon Tech Co. Ltd.(2)	11,000	70,527
Formosa International Hotels Corp.	3,000	20,557
Formosa Optical Technology Co. Ltd.	14,000	45,771
Formosa Taffeta Co. Ltd.	150,000	106,576
Formosan Union Chemical	17,000	10,842

Foxconn Technology Co. Ltd.	57,000	129,202
Foxsemicon Integrated Technology, Inc.	32,000	292,283
Franbo Lines Corp.(1)	61,629	44,912
Froch Enterprise Co. Ltd.	42,000	23,982
FSP Technology, Inc.	28,000	54,066
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	3,346
Fu Hua Innovation Co. Ltd.	79,326	82,691
Fubon Financial Holding Co. Ltd.	669,367	1,521,303
Fulgent Sun International Holding Co. Ltd.	48,000	190,622
Full Wang International Development Co. Ltd.(1)	3,701	4,561
Fulltech Fiber Glass Corp.	53,039	42,375
Fusheng Precision Co. Ltd.	40,000	359,489
G Shank Enterprise Co. Ltd.	28,591	82,288
Gallant Precision Machining Co. Ltd.	70,000	124,038
Gamania Digital Entertainment Co. Ltd.	56,000	145,795
GEM Services, Inc.	1,000	2,072
Gemtek Technology Corp.	73,000	83,839
General Interface Solution Holding Ltd.(1)	45,000	92,437
Genius Electronic Optical Co. Ltd.	13,000	213,581
Getac Holdings Corp.(2)	58,000	204,939
Giant Manufacturing Co. Ltd.	98,000	659,046
Gigabyte Technology Co. Ltd.(2)	75,000	741,316
Global Brands Manufacture Ltd.	116,760	268,704
Global Lighting Technologies, Inc.	3,000	5,755
Global PMX Co. Ltd.	9,000	32,011
Globalwafers Co. Ltd.	23,000	375,244
GMI Technology, Inc.	85,000	176,799
Gold Circuit Electronics Ltd.(1)	8,100	50,067
Goldsun Building Materials Co. Ltd.	319,000	459,723
Gordon Auto Body Parts	59,000	68,856
Gourmet Master Co. Ltd.	18,000	50,522
Grand Fortune Securities Co. Ltd.(1)	87,600	41,220
Grand Pacific Petrochemical	113,144	50,686
Great Tree Pharmacy Co. Ltd.	1,543	12,970
Greatek Electronics, Inc.	81,000	158,203
Group Up Industrial Co. Ltd.	10,000	78,097
Hai Kwang Enterprise Corp.(1)	4,200	2,726
Hannstar Board Corp.(2)	73,000	133,805
HannStar Display Corp.(1)	202,000	63,544
HannsTouch Holdings Co.(1)	44,000	11,689
Hanpin Electron Co. Ltd.	31,000	45,630
Hey Song Corp.	13,000	17,055
Highwealth Construction Corp.	110,000	155,659
Hi-Lai Foods Co. Ltd.	6,000	30,891
Hitron Technology, Inc.(2)	84,000	84,092
Ho Tung Chemical Corp.	23,000	7,029
Hocheng Corp.	55,460	33,053
Holy Stone Enterprise Co. Ltd.	10,500	32,141
Hong TAI Electric Industrial	33,000	39,108
Hotai Finance Co. Ltd.	11,000	37,241
Hotai Motor Co. Ltd.	12,000	228,081
Hotel Holiday Garden	15,592	9,445
Hua Nan Financial Holdings Co. Ltd.	240,000	185,703
Huaku Development Co. Ltd.(1)	32,000	156,224
Hung Sheng Construction Ltd.	73,000	60,790

Hwacom Systems, Inc.	48,000	32,870
Hwang Chang General Contractor Co. Ltd.(2)	46,740	71,751
IBF Financial Holdings Co. Ltd.(1)	251,607	116,994
I-Chiun Precision Industry Co. Ltd.(2)	36,000	106,896
IEI Integration Corp.	16,000	42,805
IKKA Holdings Cayman Ltd.	6,000	21,628
Innodisk Corp.	17,339	177,072
Innolux Corp.	1,760,078	759,615
Inpaq Technology Co. Ltd.	35,000	90,756
Integrated Service Technology, Inc.	23,000	88,930
International CSRC Investment Holdings Co.	72,000	40,072
International Games System Co. Ltd.	6,000	187,923
Inventec Corp.(2)	587,000	977,496
Iron Force Industrial Co. Ltd.	8,000	29,024
ITE Technology, Inc.	10,000	54,312
ITEQ Corp.	67,000	229,455
Jarllytec Co. Ltd.(2)	16,000	95,397
Jean Co. Ltd.	56,000	57,206
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	7,021
Jinan Acetate Chemical Co. Ltd.(2)	5,961	153,005
Jourdeness Group Ltd.(1)	7,000	10,221
Kaimei Electronic Corp.	29,000	63,027
Kaori Heat Treatment Co. Ltd.	7,000	108,893
Kenda Rubber Industrial Co. Ltd.	21,000	22,587
Kenmec Mechanical Engineering Co. Ltd.(2)	37,000	140,471
Kerry TJ Logistics Co. Ltd.	18,000	24,508
Kindom Development Co. Ltd.	144,000	256,166
King Polytechnic Engineering Co. Ltd.	22,000	40,172
King Yuan Electronics Co. Ltd.(2)	229,000	627,104
King's Town Bank Co. Ltd.	263,000	487,840
Kinik Co.	12,000	104,520
Kinpo Electronics	220,000	114,206
Kinsus Interconnect Technology Corp.	43,000	126,096
KNH Enterprise Co. Ltd.	27,000	18,861
Ko Ja Cayman Co. Ltd.	10,000	16,172
KS Terminals, Inc.	19,000	47,280
Kung Sing Engineering Corp.(1)(2)	49,000	20,020
Kuo Toong International Co. Ltd.	70,000	177,238
Kura Sushi Asia Co. Ltd.	4,000	12,931
Kwong Lung Enterprise Co. Ltd.	11,000	20,523
L&K Engineering Co. Ltd.	57,390	385,099
Lanner Electronics, Inc.	42,440	123,082
Launch Technologies Co. Ltd.(1)	7,000	9,829
Lealea Enterprise Co. Ltd.(1)	78,000	24,082
Lelon Electronics Corp.	5,000	11,961
Lemtech Holdings Co. Ltd.	12,000	47,653
Leofoo Development Co. Ltd.(1)	38,000	23,836
Lida Holdings Ltd.	23,000	20,591
Lingsen Precision Industries Ltd.	75,000	56,982
Lion Travel Service Co. Ltd.(1)	10,000	48,220
Longchen Paper & Packaging Co. Ltd.	71,000	31,718
Longwell Co.	34,000	84,043
Lotes Co. Ltd.	20,000	998,258
Lotus Pharmaceutical Co. Ltd.(2)	17,000	149,270
Macronix International Co. Ltd.	369,000	310,578

Makalot Industrial Co. Ltd.	35,000	417,140
Man Zai Industrial Co. Ltd.(2)	13,000	28,864
Marketech International Corp.	18,000	86,025
Materials Analysis Technology, Inc.	8,414	72,291
Mayer Steel Pipe Corp.	41,000	51,079
Megaforce Co. Ltd.(1)	3,000	3,499
Merry Electronics Co. Ltd.	65,000	249,944
MIN AIK Technology Co. Ltd.	1,000	1,035
Mirle Automation Corp.(2)	15,000	31,851
MPI Corp.	19,000	282,570
My Humble House Hospitality Management Consulting(1)	27,000	53,175
Namchow Holdings Co. Ltd.	49,000	89,265
Nan Liu Enterprise Co. Ltd.	1,000	2,257
Nan Pao Resins Chemical Co. Ltd.	16,000	167,196
Nan Ya Printed Circuit Board Corp.(2)	20,000	121,219
Nang Kuang Pharmaceutical Co. Ltd.	11,000	17,948
Nantex Industry Co. Ltd.	25,000	26,896
Nanya Technology Corp.	112,000	224,034
Netronix, Inc.	3,000	12,195
Nexcom International Co. Ltd.	27,000	44,970
Nichidenbo Corp.	28,000	59,008
Niching Industrial Corp.(2)	7,715	26,828
Nien Made Enterprise Co. Ltd.	38,000	412,419
Niko Semiconductor Co. Ltd.	5,800	9,765
Novatek Microelectronics Corp.(2)	137,000	2,525,654
O-Bank Co. Ltd.	348,000	112,980
Orient Semiconductor Electronics Ltd.	134,000	256,842
O-TA Precision Industry Co. Ltd.(1)(2)	14,000	40,004
Pacific Hospital Supply Co. Ltd.	1,000	2,833
Pan-International Industrial Corp.	39,000	47,095
Pegatron Corp.	95,000	311,767
PharmaEngine, Inc.	9,000	25,174
Pou Chen Corp.	836,000	969,418
Powerchip Semiconductor Manufacturing Corp.(1)(2)	401,000	309,604
Powertech Technology, Inc.	167,000	922,016
Poya International Co. Ltd.	3,060	47,983
President Securities Corp.	4,000	3,317
Primax Electronics Ltd.	78,000	243,964
Prince Housing & Development Corp.	83,000	31,163
Prosperity Dielectrics Co. Ltd.	19,000	28,989
Quanta Computer, Inc.	93,000	790,164
Quanta Storage, Inc.	55,000	213,416
Quintain Steel Co. Ltd.	66,353	29,713
Radiant Opto-Electronics Corp.	103,000	628,250
Radium Life Tech Co. Ltd.(1)	143,000	47,744
Raydium Semiconductor Corp.	4,000	51,186
Realtek Semiconductor Corp.	41,000	692,238
Rechi Precision Co. Ltd.	102,000	91,263
Rexon Industrial Corp. Ltd.(1)	41,000	58,449
Rich Development Co. Ltd.(1)	184,000	71,940
Rodex Fasteners Corp.	11,000	15,678
Roo Hsing Co. Ltd.(1)	30,000	2,942
Run Long Construction Co. Ltd.	21,000	69,510
Sanyang Motor Co. Ltd.	104,000	243,940
Scientech Corp.	8,000	84,299

SDI Corp.	25,000	101,273
Sea & Land Integrated Corp.	3,400	2,569
Senao Networks, Inc.	3,000	16,089
Shanghai Commercial & Savings Bank Ltd.	91,000	129,559
Sharehope Medicine Co. Ltd.	18,900	18,512
ShenMao Technology, Inc.	28,000	64,267
Shih Her Technologies, Inc.	21,000	64,961
Shih Wei Navigation Co. Ltd.	48,773	34,905
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	4,690
Shin Kong Financial Holding Co. Ltd.(1)(2)	1,615,000	471,768
Shin Zu Shing Co. Ltd.	53,000	324,894
Shinkong Insurance Co. Ltd.	64,000	187,924
Sigurd Microelectronics Corp.	183,000	446,931
Simplo Technology Co. Ltd.	35,000	446,230
Sincere Navigation Corp.	77,000	77,867
Sinmag Equipment Corp.	6,000	28,965
Sino-American Silicon Products, Inc.	24,000	154,917
Sinon Corp.	156,000	199,123
SinoPac Financial Holdings Co. Ltd.	3,022,200	2,155,462
Sinyi Realty, Inc.	1,000	1,035
Sitronix Technology Corp.	13,000	104,616
Siward Crystal Technology Co. Ltd.	27,000	27,158
Softstar Entertainment, Inc.	2,631	5,825
Soft-World International Corp.	36,000	159,639
Solteam, Inc.	6,399	10,583
Speed Tech Corp.	43,000	77,808
Sunonwealth Electric Machine Industry Co. Ltd.(2)	40,000	146,780
Sunrex Technology Corp.	17,000	32,212
Supreme Electronics Co. Ltd.	178,487	454,693
Swancor Holding Co. Ltd.	12,000	47,555
Symtek Automation Asia Co. Ltd.	9,363	33,921
Syncmold Enterprise Corp.	39,000	132,434
Synnex Technology International Corp.	123,000	320,623
Syscom Computer Engineering Co.	13,000	27,042
T3EX Global Holdings Corp.	19,000	65,404
TA Chen Stainless Pipe(2)	395,000	468,624
TA-I Technology Co. Ltd.	4,000	6,686
Tai Tung Communication Co. Ltd.(1)	5,000	3,550
Taichung Commercial Bank Co. Ltd.	967,339	559,059
TaiDoc Technology Corp.	15,000	75,576
Taiflex Scientific Co. Ltd.	33,000	53,338
Taimide Tech, Inc.	2,000	2,619
Tai-Saw Technology Co. Ltd.	19,000	17,246
Taishin Financial Holding Co. Ltd.	2,204,487	1,253,360
TAI-TECH Advanced Electronics Co. Ltd.	28,000	112,411
Taiwan Business Bank	1,711,449	894,766
Taiwan Cement Corp.	52,000	53,093
Taiwan Cogeneration Corp.	3,610	5,214
Taiwan Fertilizer Co. Ltd.	70,000	138,056
Taiwan FU Hsing Industrial Co. Ltd.	54,000	94,379
Taiwan Hon Chuan Enterprise Co. Ltd.	129,000	649,775
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	35,000	44,052
Taiwan Line Tek Electronic(2)	22,660	24,792
Taiwan Navigation Co. Ltd.	58,000	67,199
Taiwan Paiho Ltd.	76,000	148,959

Taiwan PCB Techvest Co. Ltd.	40,000	48,397
Taiwan Surface Mounting Technology Corp.	106,000	373,302
Taiwan Union Technology Corp.	62,000	320,409
Te Chang Construction Co. Ltd.	26,000	56,711
Teco Electric & Machinery Co. Ltd.	385,000	670,838
Test Research, Inc.	42,000	224,140
Thinking Electronic Industrial Co. Ltd.	14,000	73,702
Thye Ming Industrial Co. Ltd.	54,000	133,928
Ton Yi Industrial Corp.	112,000	51,421
Tong Yang Industry Co. Ltd.	151,000	526,010
Topco Scientific Co. Ltd.	26,866	218,226
Topkey Corp.	30,000	187,955
TPK Holding Co. Ltd.	78,000	92,766
Tripod Technology Corp.	71,000	467,659
Tsang Yow Industrial Co. Ltd.	20,000	18,220
Tsann Kuen Enterprise Co. Ltd.	28,331	31,859
TSEC Corp.(2)	87,000	74,052
TSRC Corp.	36,000	26,710
TTFB Co. Ltd.	3,000	21,453
TTY Biopharm Co. Ltd.	9,000	21,570
Tung Ho Steel Enterprise Corp.	169,000	360,562
Tung Thih Electronic Co. Ltd.	15,000	53,178
TXC Corp.	108,000	377,890
TYC Brother Industrial Co. Ltd.	74,000	146,271
UDE Corp.	43,000	98,705
U-Ming Marine Transport Corp.	93,000	169,046
Unic Technology Corp.	37,000	29,145
Unimicron Technology Corp.(2)	105,000	596,830
Union Bank of Taiwan	269,655	130,033
Union Insurance Co. Ltd.(1)	26,000	26,691
Uni-President Enterprises Corp.	1,006,000	2,487,156
Unitech Printed Circuit Board Corp.(2)	194,000	220,456
United Integrated Services Co. Ltd.	42,000	475,423
United Microelectronics Corp.(2)	1,443,000	2,456,598
United Orthopedic Corp.	18,000	54,184
Universal Cement Corp.	99,800	104,811
Universal, Inc.	23,000	20,325
USI Corp.	102,000	50,082
Utechzone Co. Ltd.	3,000	9,994
Ventec International Group Co. Ltd.	18,000	46,334
Viking Tech Corp.	11,000	17,809
Wah Lee Industrial Corp.	59,000	226,969
Walsin Technology Corp.	21,000	74,685
Walton Advanced Engineering, Inc.	108,000	64,900
Wan Hai Lines Ltd.	62,850	154,864
Wei Chuan Foods Corp.	7,000	4,086
Weikeng Industrial Co. Ltd.	165,000	199,171
Wholetech System Hitech Ltd.	32,000	98,909
Winbond Electronics Corp.(2)	472,251	366,839
Winstek Semiconductor Co. Ltd.	14,000	54,278
Wisdom Marine Lines Co. Ltd.(1)	78,000	187,135
Wistron Corp.(2)	488,000	1,699,926
Wistron NeWeb Corp.	27,072	130,906
Wonderful Hi-Tech Co. Ltd.	21,000	25,546
Wowprime Corp.(2)	19,790	143,371

WPG Holdings Ltd.	461,000	1,229,811
WT Microelectronics Co. Ltd.	183,791	653,259
WUS Printed Circuit Co. Ltd.	50,000	69,385
WW Holding, Inc.	12,000	45,578
Xxentria Technology Materials Corp.	15,000	34,477
Yang Ming Marine Transport Corp.	340,000	751,398
Yankey Engineering Co. Ltd.	6,519	80,755
YC INOX Co. Ltd.	80,000	63,106
YCC Parts Manufacturing Co. Ltd.	11,000	24,111
Yem Chio Co. Ltd.	80,000	49,405
Yen Sun Technology Corp.	30,000	62,467
Yeong Guan Energy Technology Group Co. Ltd.(1)	9,000	12,759
YFY, Inc.	98,000	90,832
Yieh Phui Enterprise Co. Ltd.	269,000	132,073
Youngtek Electronics Corp.	16,000	36,022
Yuanta Financial Holding Co. Ltd.	1,321,387	1,294,918
Yuanta Futures Co. Ltd.	37,000	106,080
Yulon Finance Corp.(2)	79,916	367,513
Yulon Motor Co. Ltd.(2)	123,208	269,328
Yungshin Construction & Development Co. Ltd.	8,000	50,457
YungShin Global Holding Corp.	30,000	51,641
Zenitron Corp.	62,000	69,396
Zero One Technology Co. Ltd.	31,000	70,161
Zhen Ding Technology Holding Ltd.(2)	104,000	393,605
Zippy Technology Corp.	5,000	9,600
Zyxel Group Corp.	70,558	90,711
		94,665,235
Thailand — 1.9%
AAPICO Hitech PCL, NVDR	47,800	28,501
Advanced Info Service PCL, NVDR	123,800	683,799
AEON Thana Sinsap Thailand PCL, NVDR	20,400	82,600
Amanah Leasing PCL, NVDR	14,471	540
Asia Plus Group Holdings PCL, NVDR	232,800	16,453
B Grimm Power PCL, NVDR	115,700	78,579
Bangchak Corp. PCL, NVDR	294,900	307,786
Bangchak Sriracha PCL, NVDR	226,900	55,243
Bangkok Airways PCL, NVDR	169,600	92,500
Bangkok Chain Hospital PCL, NVDR	321,200	165,167
Banpu PCL, NVDR	1,398,000	205,602
BCPG PCL, NVDR	111,300	20,152
BEC World PCL, NVDR	155,100	18,991
Better World Green PCL, NVDR(1)	21,500	246
BG Container Glass PCL, NVDR	15,900	3,005
Buriram Sugar PCL, NVDR	110,500	14,019
Cal-Comp Electronics Thailand PCL, NVDR	536,000	52,506
Charoen Pokphand Foods PCL, NVDR(1)	458,600	284,250
Chularat Hospital PCL, NVDR	1,388,000	110,902
Dynasty Ceramic PCL, NVDR	539,800	29,372
Ekachai Medical Care PCL, NVDR	173,904	33,835
Erawan Group PCL, NVDR	783,600	101,136
G J Steel PCL, NVDR(1)	1,904,100	11,436
GFPT PCL, NVDR	14,700	5,372
Gunkul Engineering PCL, NVDR	625,300	42,541
Home Product Center PCL, NVDR	770,200	195,107
Ichitan Group PCL, NVDR	113,700	52,585

Indorama Ventures PCL, NVDR	193,900	122,058
Interlink Communication PCL, NVDR	13,700	2,561
IRPC PCL, NVDR	653,100	33,788
Italian-Thai Development PCL, NVDR(1)	1,011,600	19,596
Jasmine International PCL, NVDR	1,536,100	143,218
Jaymart Group Holdings PCL, NVDR(1)	800	274
Karmarts PCL, NVDR	6,533	2,461
Kasikornbank PCL, NVDR	24,500	87,376
KGI Securities Thailand PCL, NVDR	243,600	29,693
Krung Thai Bank PCL, NVDR	445,000	208,304
Krungthai Card PCL, NVDR	181,800	226,926
Lanna Resources PCL, NVDR	65,200	26,589
Major Cineplex Group PCL, NVDR	136,500	47,887
MC Group PCL, NVDR	60,300	18,372
Mega Lifesciences PCL, NVDR	94,000	102,550
MFEC PCL, NVDR	47,300	8,041
Minor International PCL, NVDR	571,900	478,974
MK Restaurants Group PCL, NVDR	50,900	45,702
Mono Next PCL, NVDR(1)	115,300	2,162
Muangthai Capital PCL, NVDR	178,500	217,110
Ngern Tid Lor PCL, NVDR	170,904	92,756
Northeast Rubber PCL, NVDR	175,700	28,527
Origin Property PCL, NVDR	1,600	242
Plan B Media PCL, NVDR	474,500	106,508
Polyplex Thailand PCL, NVDR	14,300	4,552
Precious Shipping PCL, NVDR	3,600	1,021
Premier Marketing PCL, NVDR	13,600	3,068
Prima Marine PCL, NVDR	281,100	61,946
Pruksa Holding PCL, NVDR	156,800	42,691
PTG Energy PCL, NVDR	227,500	54,270
PTT Exploration & Production PCL, NVDR	186,100	782,550
PTT Global Chemical PCL, NVDR	55,800	52,869
PTT Oil & Retail Business PCL, NVDR	374,400	184,629
PTT PCL, NVDR	1,180,200	1,052,829
Regional Container Lines PCL, NVDR	116,700	94,357
Sabina PCL, NVDR	37,800	25,319
Samart Corp. PCL, NVDR(1)	131,800	21,740
Sappe PCL, NVDR	12,900	36,502
SC Asset Corp. PCL, NVDR	43,000	3,630
SCGJWD Logistics PCL, NVDR	300	118
Siam Global House PCL, NVDR	294,812	133,351
SNC Former PCL, NVDR	26,800	5,213
Somboon Advance Technology PCL, NVDR	37,100	14,941
SPCG PCL, NVDR	48,000	12,662
Sri Trang Agro-Industry PCL, NVDR	281,100	180,700
Srisawad Corp. PCL, NVDR	119,020	135,004
Srithai Superware PCL, NVDR	349,900	12,276
Srivichai Vejvivat PCL, NVDR	12,700	2,782
Star Petroleum Refining PCL, NVDR(1)	462,500	106,498
Super Energy Corp. PCL, NVDR(1)	1,989,900	15,690
Susco PCL, NVDR	198,800	20,359
SVI PCL, NVDR	27,000	5,798
Thai Oil PCL, NVDR	241,100	340,397
Thai Union Group PCL, NVDR	603,800	244,831
Thaifoods Group PCL, NVDR	224,600	24,820

Thonburi Healthcare Group PCL, NVDR	200	209
Thoresen Thai Agencies PCL, NVDR	448,100	101,326
Tipco Asphalt PCL, NVDR	184,300	85,751
Tisco Financial Group PCL, NVDR	33,400	88,809
TPI Polene PCL, NVDR	446,400	16,488
TPI Polene Power PCL, NVDR	124,700	11,181
		8,725,077
Turkey — 1.2%
Agesa Hayat ve Emeklilik AS	10,074	31,650
Akbank TAS	437,666	897,163
Albaraka Turk Katilim Bankasi AS(1)	339,080	63,030
Dogus Otomotiv Servis ve Ticaret AS	2,103	19,767
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	19,945	33,460
Haci Omer Sabanci Holding AS	157,417	477,041
Info Yatirim AS	55,759	20,149
Is Finansal Kiralama AS(1)	71,259	32,145
Is Yatirim Menkul Degerler AS	94,658	114,025
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	3,827	2,630
KOC Holding AS	76,273	563,634
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	7,357	11,350
NET Holding AS(1)	76,919	73,894
Pegasus Hava Tasimaciligi AS(1)	38,460	241,571
Sekerbank Turk AS	140,108	22,277
Selcuk Ecza Deposu Ticaret ve Sanayi AS	21,138	32,007
Tekfen Holding AS(1)	29,399	48,021
Teknosa Ic Ve Dis Ticaret AS(1)	32,763	36,232
Turk Hava Yollari AO(1)	54,914	516,413
Turkcell Iletisim Hizmetleri AS, ADR	39,416	302,321
Turkiye Halk Bankasi AS(1)	6,422	3,520
Turkiye Is Bankasi AS, C Shares	984,394	492,556
Turkiye Petrol Rafinerileri AS	104,109	571,326
Turkiye Sigorta AS	45,950	108,232
Turkiye Sinai Kalkinma Bankasi AS(1)	260,330	89,276
Turkiye Vakiflar Bankasi TAO, D Shares(1)	301,143	207,314
Vakif Finansal Kiralama AS(1)	210,686	21,293
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS(1)	72	253
Vestel Beyaz Esya Sanayi ve Ticaret AS	104,685	77,474
Vestel Elektronik Sanayi ve Ticaret AS(1)	41,550	108,081
Yapi ve Kredi Bankasi AS	469,452	471,099
Yesil Yapi Endustrisi AS(1)	18,467	4,048
Zorlu Enerji Elektrik Uretim AS(1)	305,829	53,273
		5,746,525
United States — 0.6%
Pagseguro Digital Ltd., Class A(1)	50,806	622,373
StoneCo Ltd., A Shares(1)	74,621	1,032,755
XP, Inc., Class A	55,395	1,051,951
		2,707,079
TOTAL COMMON STOCKS (Cost $418,534,071)		468,531,060
WARRANTS — 0.0%
Malaysia — 0.0%
PESTECH International Bhd.(1)	1,700	36
Thailand — 0.0%
Better World Green PCL, NVDR(1)	3,267	3
Buriram Sugar PCL, NVDR(1)	8,450	121

Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	108
Northeast Rubber PCL(1)	29,283	907
TEAM Consulting Engineering & Management PCL, NVDR(1)	20	—
Thaifoods Group PCL, NVDR(1)	22,460	537
		1,676
TOTAL WARRANTS (Cost $—)		1,712
RIGHTS — 0.0%
Thailand — 0.0%
Srivichai Vejvivat PCL, NVDR(1) (Cost $—)	846	1
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	921,772	921,772
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,298,606	2,298,606
TOTAL SHORT-TERM INVESTMENTS (Cost $3,220,378)		3,220,378
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $421,754,449)		471,753,151
OTHER ASSETS AND LIABILITIES — (1.0)%		(4,621,108)
TOTAL NET ASSETS — 100.0%		$467,132,043

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.5%
Consumer Discretionary	14.1%
Industrials	13.4%
Information Technology	13.3%
Materials	13.1%
Energy	7.0%
Communication Services	4.0%
Health Care	3.4%
Consumer Staples	3.0%
Utilities	2.3%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets and Liabilities	(1.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,167,564. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,469,253, which includes securities collateral of $21,170,647.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$13,389,129	$10,188,761	—
Chile	122,070	2,727,894	—
China	21,354,436	90,193,890	—
Greece	—	2,782,195	—
Hong Kong	—	378,494	—
Hungary	—	1,370,929	—
India	728,420	99,022,440	—
Indonesia	1,299,519	6,699,300	—
Malaysia	—	8,015,314	—
Mexico	1,457,266	11,397,514	—
Philippines	1,010	2,860,451	—
Poland	—	5,462,295	—
Russia	—	170	—
South Africa	3,928,780	10,584,242	—
South Korea	11,652,441	51,070,184	—
Taiwan	3,166,291	91,498,944	—
Thailand	—	8,725,077	—
Turkey	302,321	5,444,204	—
United States	2,707,079	—	—
Warrants	1,447	265	—
Rights	—	1	—
Short-Term Investments	3,220,378	—	—
	$63,330,587	$408,422,564	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.